Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision (benefit) for income taxes for the years ended December 31, 2020 and 2019 consist of the following:
	2020	2019

Current	$-	$-
Deferred	-	-
Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The provision (benefit) for income taxes differs from the amount of income tax determined by applying the applicable statutory income tax rate of 21.0% for the years ended December 31, 2020 and 2019 to the loss before taxes as a result of the following differences:

	2020	2019
Loss before income taxes	$(2,936,129)	$(3,885,262)
Statutory tax rate	21.0%	21.0%
Total tax benefit at statutory rate	(616,587)	(815,915)

Permanent difference – meals and entertainment, Preferred Stock dividend	(41,930)	30
Total	(658,517)	(815,885)

Changes in valuation allowance	658,517	815,885
Income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred income taxes include the net tax effects of net operating loss (NOL) carryforwards and the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2020, and 2019 significant components of the Company’s deferred tax assets are as follows:

	2020	2019
Deferred Tax Assets (Liabilities):
Accrued payroll	$41,000	$14,000
ASC842-ROU Asset	65,000	-
ASC842-ROU (Liability)	(67,000)	-
Gain from derivatives	(107,000)	-
Stock based compensation	119,000	-
Depreciation	(1,000)	-
Net operating loss	5,861,000	5,239,000
Net deferred tax assets (liabilities)	5,911,000	5,253,000
Valuation allowance	(5,911,000)	(5,253,000)
Net deferred tax assets (liabilities)	$-	$-